PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	6 Months Ended
Jun. 30, 2021
Schedule of property, equipment and software and related accumulated depreciation and amortization

Property, equipment and software and related accumulated depreciation and amortization are as follows:

	December 31,	June 31,	June 31,
	2020	2021	2021
	RMB	RMB	US$
			(Note 3)
Computers and equipment	4,989,121	194,615,513	30,142,105
Office furniture and fixtures	1,720,139	1,079,337	167,168
Motor vehicles	4,376,821	3,858,028	597,532
Software	10,511,865	10,511,865	1,628,080
Less: accumulated depreciation and amortization	(20,620,844)	(35,931,718)	(5,565,114)
Net book value	977,102	174,133,025	26,969,771